Prepaid Expenses and Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

	As of
	March 31,	December 31,
(in $ millions)	2022	2021
Prepaid expenses	$48	$42
Income tax receivable	31	32
Deferred offering costs	24	21
Value added and similar taxes receivables	14	11
Other prepayments and receivables	26	31
Prepaid expenses and other current assets	$143	$137

	As of December 31,
(in $ millions)	2021	2020
Value added and similar taxes receivables	$11	$46
Prepaid travel expenses	42	44
Income tax receivable	32	25
Deferred offering costs	21	—
Other prepayments and receivables	31	11
Prepaid expenses and other current assets	$137	$126